[LOGO OF EATON VANCE     Investing
 APPEARS HERE]
                         for the

                         21st                              [PHOTO OF STATUTE OF
                                                           LIBERTY APPEARS HERE]
                         Century(R)




     Semiannual Report June 30, 1998


                                   EATON VANCE

[PHOTO OF ROMAN TEMPLE STYLE       GOVERNMENT
 APPEARS HERE]
                                   OBLIGATIONS

                                      FUND




                                   Eaton Vance
                      Global Management-Global Distribution



[PHOTO OF U.S. FLAG APPEARS HERE]

Eaton Vance Government Obligations Fund as of June 30, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF SUSAN SCHIFF APPEARS HERE]

Susan Schiff,
Portfolio Manager



Investment Environment
--------------------------------------------------------------------------------
The Economy

 . Despite continued strong economic growth in the six months ended June 30, inflation remained well under control. Reflecting the tame inflation outlook, interest rates declined slightly, with three-year Treasury bond yields falling from 5.67% on December 31 to 5.50% on June 30.

 . To date, 1998 has been one of the most difficult years on record for the mortgage securities (MBS) market, characterized by an unusually large widening of yield spreads - the yield differential of mortgage securities over Treasury bonds. Generic MBS spreads have widened as much as 50 basis points, causing returns to lag those of Treasuries with comparable maturities.

 . The seasoned sector of the MBS market - the Portfolio's primary investment universe - was not immune from the decline, as investors feared a rise in prepayment rates. Nonetheless, seasoned prepay rates remained well below those of generic MBS.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of 2.1% during the six months ended June 30, 1998./1/ This return resulted from a decrease in net asset value per share (NAV) to $10.44 on June 30, 1998 from $10.62 on December 31, 1997, and the reinvestment of $0.399 in dividends.

 . The Fund's Class B shares had a total return of 1.6% during the six months ended June 30, 1998./1/ This return resulted from a decrease in NAV to $8.98 on June 30, 1998 from $9.14 on December 31, 1997, and the reinvestment of $0.309 in dividends.

 . The Fund's Class C shares had a total return of 1.8% during the six months ended June 30, 1998./1/ This return resulted from a decrease in NAV to $8.99 on June 30, 1998 from $9.13 on December 31, 1997, and the reinvestment of $0.305 in dividends.

  Management Discussion

 . Mortgage securities typically lag the Treasury market in a declining rate environment. Not surprisingly, the widening of quality spreads constrained the Fund's performance during the six-month period. The Fund was also negatively impacted by the underperformance of the short end of the yield curve. As an indication of that underperformance, yields for three-year bonds declined only 17 basis points while 30-year Treasury bonds yields fell nearly 28 basis points.

 . The seasoned MBS sector was hurt by the anticipation of sharply rising prepayment rates. In fact, while generic prepayment rates surged to more than 40%, seasoned prepay rates - at their peak - remained a modest 20%. Given the unwarranted market reaction, management has viewed the recent correction as an attractive buying opportunity within the seasoned segment of the market.

 . The majority (55%) of the Portfolio's investments remained in seasoned low-coupon MBS. These low interest rate mortgages provide relatively stable cash flows, and borrowers have little incentive to refinance.

 . Another major segment of the Portfolio (27%) was invested in seasoned high-coupon MBS. With coupons in the 12-to-16% range, these securities provided a significant yield advantage over Treasury securities with similar maturities.

 . The Portfolio had a duration of 2.6 years at June 30. That was slightly shorter than the Fund's 3.3-year duration at December 31 and at the low end of the Fund's duration range. Duration is a measure of interest rate sensitivity that factors average maturity and future cash flows. The adjustment occurred in March and was a response to increasing signs of strength in the economy.

 . The Lehman Brothers Intermediate Government Bond Index/2/ - an unmanaged index of intermediate-maturity U.S. government bond issues - had a total return of 3.4% during the period.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of June 30, 1998


Performance/3/                                     Class A     Class B   Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            6.5%        5.7%     5.6%

Five Years                                          5.5         N.A.     N.A.

Ten Years                                           7.8         N.A.     N.A.

Life of Fund+                                       8.8         4.9      4.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            1.4%        0.7%     4.6%

Five Years                                          4.5         N.A.     N.A.

Ten Years                                           7.3         N.A.     N.A.

Life of Fund+                                       8.5         4.6      4.7


+Inception dates: Class A: 8/24/84; Class B & Class C: 11/1/93


/1/ These returns do not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /2/ It is not possible to invest directly in an Index. /3/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%- 6th year; for Class C, the one-year return reflects a 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Government Obligations Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Government Obligations Portfolio,
     at value (identified cost, $408,512,358)                     $ 426,171,462

Receivable for Fund shares sold                                         411,244

Deferred organization expenses                                            3,253
--------------------------------------------------------------------------------
Total assets                                                      $ 426,585,959
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                 $   1,246,606

Payable for Fund shares redeemed                                        755,874

Payable to affiliate for Trustees' fees                                   1,943

Other accrued expenses                                                  238,083
--------------------------------------------------------------------------------
Total liabilities                                                 $   2,242,506
--------------------------------------------------------------------------------
Net Assets                                                        $ 424,343,453
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 478,122,709

Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                      (70,255,682)

Accumulated distributions in excess of net investment income         (1,182,678)

Net unrealized appreciation from Portfolio
    (computed on the basis of identified cost)                       17,659,104
--------------------------------------------------------------------------------
Total                                                             $ 424,343,453
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 273,062,481

Shares Outstanding                                                   26,167,917

Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)
                                                                  $       10.44
Maximum Offering Price Per Share
    (100 / 95.25 of $10.44)                                       $       10.96
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $116,452,698

Shares Outstanding                                                   12,972,143

Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $       8.98
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                         $ 34,828,274

Shares Outstanding                                                    3,873,275

Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $       8.99
--------------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.



Statement of Operations


For the Six Months Ended

June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                  $ 19,875,484

Expenses allocated from Portfolio                                    (2,044,936)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $ 17,830,548
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                         $      1,162

Distribution and service fees

    Class A                                                             356,185

    Class B                                                             603,296

    Class C                                                             182,703

Transfer and dividend disbursing agent fees                             218,045

Registration fees                                                        41,122

Printing and postage                                                     25,519

Custodian fee                                                            18,091

Legal and accounting services                                             9,918

Amortization of organization expenses                                     4,668

Miscellaneous                                                            19,441
--------------------------------------------------------------------------------
Total expenses                                                     $  1,480,150
--------------------------------------------------------------------------------


Net investment income                                              $ 16,350,398
--------------------------------------------------------------------------------


Realized and Unrealized

Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)                $ (3,338,016)

    Financial futures contracts                                      (1,826,886)
--------------------------------------------------------------------------------
Net realized loss                                                  $ (5,164,902)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investments                                                    $ (2,874,782)

    Financial futures contracts                                          41,350
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ (2,833,432)
--------------------------------------------------------------------------------


Net realized and unrealized loss                                   $ (7,998,334)
--------------------------------------------------------------------------------


Net increase in net assets from operations                         $  8,352,064
--------------------------------------------------------------------------------

                       See notes to financial statements.

Eaton Vance Government Obligations Fund  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                          Six Months Ended
Increase (Decrease)                       June 30, 1998       Year Ended
in Net Assets                             (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                   $  16,350,398        $  21,973,623
    Net realized loss                          (5,164,902)          (4,427,703)
    Net change in unrealized
       appreciation (depreciation)             (2,833,432)           2,763,952
--------------------------------------------------------------------------------
Net increase in net
    assets from operations                  $   8,352,064        $  20,309,872
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
       Class A                              $ (10,889,971)       $ (21,945,228)
       Class B                                 (4,070,477)                  --
       Class C                                 (1,240,906)                  --
    From tax return of capital
       Class A                                         --             (174,478)
--------------------------------------------------------------------------------
Total distributions to shareholders         $ (16,201,354)       $ (22,119,706)
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest --
    Proceeds from sale of shares
       Class A                              $  64,856,788        $  85,503,535
       Class B                                 29,547,789                  --
       Class C                                  5,816,410                  --
    Net asset value of
       shares issued to
       shareholders in
       payment of
       distributions declared
       Class A                                  4,769,217            9,983,362
       Class B                                  1,615,475                   --
       Class C                                    684,208                   --
    Cost of shares redeemed
       Class A                                (68,199,786)        (119,859,247)
       Class B                                (34,425,077)                 --
       Class C                                 (7,633,461)                 --
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                      $  (2,968,437)       $ (24,372,350)
--------------------------------------------------------------------------------
Contribution from EV Marathon and
    EV Classic Government
    Obligations Funds                       $ 158,379,953        $          --
--------------------------------------------------------------------------------

Net increase (decrease) in net assets       $ 147,562,226        $ (26,182,184)
--------------------------------------------------------------------------------


                                          Six Months Ended
                                          June 30, 1998       Year Ended
Net Assets                                (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
At beginning of period                      $ 276,781,227        $ 302,963,411
--------------------------------------------------------------------------------
At end of period                            $ 424,343,453        $ 276,781,227
--------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                            $  (1,182,678)       $    (916,967)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Government Obligations Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                    Six Months Ended                         Year Ended December 31,
                                                     June 30,  1998          ------------------------------------------------------
                                                       (Unaudited)             1997       1996       1995      1994     1993
                                              -----------------------------  ------------------------------------------------------
                                              Class A    Class B   Class C    Class A    Class A    Class A   Class A   Class A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period          $ 10.620   $  9.140  $  9.130   $ 10.680   $ 11.020   $ 10.420  $ 11.480  $ 11.380
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $  0.399   $  0.308  $  0.321   $  0.799   $  0.810   $  0.807  $  0.805  $  0.919
Net realized and unrealized gain (loss)         (0.182)    (0.160)   (0.157)    (0.051)    (0.340)     0.603    (1.029)    0.106
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations           $  0.217   $  0.148  $  0.164   $  0.748   $  0.470   $  1.410  $ (0.224) $  1.025
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $ (0.397)  $ (0.308) $ (0.304)  $ (0.801)  $ (0.810)  $ (0.810) $ (0.805) $ (0.919)
In excess of net investment income                  --         --        --         --         --         --    (0.031)   (0.006)
From tax return of capital                          --         --        --     (0.007)        --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                           $ (0.397)  $ (0.308) $ (0.304)  $ (0.808)  $ (0.810)  $ (0.810) $ (0.836) $ (0.925)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value--End of period                $ 10.440   $  8.980  $  8.990   $ 10.620   $ 10.680   $ 11.020  $ 10.420  $ 11.480
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                                  2.08%      1.64%     1.83%      7.26%      4.52%     13.97%    (2.03)%    9.26%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $273,062   $116,453  $ 34,828   $276,781   $302,963   $359,738  $386,186  $503,150
Ratios (As a percentage of average daily
 net assets):
     Expenses (2)                                 1.32%+     2.08%+    2.12%+     1.24%      1.16%      1.16%     1.17%     1.12%
     Net investment income                        7.65%+     6.84%+    7.14%+     7.57%      7.59%      7.53%     7.70%     7.86%
Portfolio turnover (3)                              --         --        --         --         --         --        --        52%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2)   Includes the Fund's share of its Portfolio's allocated expenses.

(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Government Obligations Fund as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)







1  Significant Accounting Policies
--------------------------------------------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 7). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.
   At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $50,147,204 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryovers will expire on December 31, 1998 ($6,941,299), December 31, 1999 ($1,545,746), December 31, 2000 ($5,952,987), December 31,
   2001 ($70,869), December 31, 2002 ($17,954,518), December 31, 2003
   ($2,688,390), December 31, 2004 ($10,207,058), and December 31, 2005
   ($4,786,337).

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time

Eaton Vance Government Obligations Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




   of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        Six Months
                                        Ended                 Year Ended
                                        June 30, 1998         December 31, 1997
Class A                                 (Unaudited)

Sales                                        6,128,262                8,049,910

Issued to shareholders electing
  to receive payments of
  distributions in Fund shares                 451,877                  940,639

Redemptions                                 (6,485,292)             (11,297,910)
--------------------------------------------------------------------------------
Net increase (decrease)                         94,847               (2,307,361)
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                               June 30, 1998
Class B                                                         (Unaudited)

Sales                                                                 3,261,797

Issued to shareholders electing to receive payments of
  distributions in Fund shares                                          177,945
Redemptions                                                          (3,804,077)
Issued to EV Marathon
  Government                                                         13,336,478
  Obligations Fund
  Shareholders
-------------------------------------------------------------------------------
Net increase                                                         12,972,143
--------------------------------------------------------------------------------
                                                                Six Months Ended
                                                                June 30, 1998
Class C                                                           (Unaudited)

Sales                                                                   640,522

Issued to shareholders electing to
  receive payment of distributions in                                    75,421
  Fund shares
Redemptions                                                            (843,136)
Issued to EV Classic
  Government                                                          4,000,468
  Obligations Fund
  Shareholders
-------------------------------------------------------------------------------
Net increase                                                          3,873,275
-------------------------------------------------------------------------------

4  Investment Transactions
--------------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998, aggregated $104,875,594 and $121,643,319, respectively.

5  Transactions with Affiliates
--------------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,889 as its portion of the sales charge on sales of Class A shares for the period ended June 30, 1998. Certain of the officers and Trustees of the Fund and Portfolio are officers and trustees of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR.

6  Distribution and Service Plans
--------------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered

Eaton Vance Government Obligations Fund as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $444,989 and $137,027 for Class B and Class C shares, respectively, for the six months ended June 30, 1998, to or payable to EVD representing 0.75% (annualized) of average daily net assets for Class B and Class C shares. At June 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $4,178,000 and $9,182,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A (Service Plan), Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1998 amounted to $356,185, $158,307 and $45,676 for Class A, Class B and Class C shares, respectively.

7  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $264,000 and $3,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended June 30, 1998.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Traditional Government Obligations Fund acquired the net assets of the EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Government Obligations Fund, at the closing, issued 13,336,478 Class B shares and 4,000,468 Class C shares of the Fund having an aggregate value of $121,843,468 and $36,536,485, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Government Obligations Fund's and EV Classic Government Obligations Fund's net assets at the date of the transaction were $121,843,468 and $36,536,485, respectively, including $2,093,697 and $(697,901) of unrealized appreciation (depreciation). Directly after the merger, the combined net assets of the Eaton Vance Government Obligations Fund (formerly "EV Traditional Government Obligations Fund") were $435,161,180 with a net asset value of $10.62, $9.14 and $9.13 for Class A, Class B and Class C, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, EV Traditional Government Obligations Fund changed its name to Eaton Vance Government Obligations Fund.

Government Obligations Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Mortgage Pass-throughs -- 94.6%



                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
     4.75%, with maturity at 2000                    $       2             $      1,878
     5.00%, with various maturities to 2003                271                  267,217
     5.25%, with various maturities to 2005                136                  134,210
     5.50%, with various maturities to 2011                499                  492,584
     6.00%, with various maturities to 2022              1,835                1,828,824
     6.25%, with various maturities to 2013                486                  485,620
     6.50%, with various maturities to 2022              5,895                5,937,059
     6.75%, with various maturities to 2008                478                  480,198
     7.00%, with various maturities to 2019              8,444                8,570,941
     7.25%, with maturity at 2003                          926                  938,563
     7.50%, with various maturities to 2020             10,599               10,886,052
     7.75%, with various maturities to 2018              2,514                2,591,966
     8.00%, with various maturities to 2026             36,731               38,123,021
     8.25%, with various maturities to 2013             16,380               17,024,451
     8.50%, with various maturities to 2018             13,529               14,166,625
     8.75%, with various maturities to 2016             15,000               15,784,028
     9.00%, with various maturities to 2020             21,821               23,136,198
     9.25%, with various maturities to 2010              6,951                7,485,514
     9.50%, with various maturities to 2016              3,985                4,263,850
     10.00%, with various maturities to 2017               186                  200,952
     11.00%, with various maturities to 2019             4,328                4,832,699
     12.00%, with various maturities to 2019             1,754                2,010,333
     12.25%, with various maturities to 2019             2,378                2,761,202
     12.50%, with various maturities to 2019            13,875               16,237,934
     12.75%, with various maturities to 2015               885                1,032,178
     13.00%, with various maturities to 2019             2,861                3,376,726
     13.25%, with various maturities to 2019               242                  287,442
     13.50%, with various maturities to 2015             3,505                4,135,710
     13.75%, with maturity at 2010                          26                   30,060
     14.00%, with various maturities to 2016             1,695                2,012,759
     14.50%, with various maturities to 2014               164                  195,454
     14.75%, with maturity at 2010                         657                  780,786
     15.00%, with various maturities to 2013               751                  914,695
     15.25%, with maturity at 2012                         143                  175,506
     15.50%, with various maturities to 2012               144                  175,769
     16.00%, with various maturities to 2012                73                   90,349
     16.25%, with various maturities to 2012               193                  238,923
------------------------------------------------------------------------------------------
                                                                           $192,088,276
------------------------------------------------------------------------------------------

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
     0.25%, with maturity at 2014                    $     126             $    109,123
     3.50%, with maturity at 2007                           87                   82,087
     4.50%, with maturity at 1999                            1                    1,377
     5.00%, with various maturities to 2017                445                  435,303
     5.25%, with various maturities to 2006                118                  115,078
     5.50%, with various maturities to 2006                188                  185,523
     5.75%, with maturity at 2003                           67                   66,416
     6.00%, with various maturities to 2010              1,077                1,070,702
     6.25%, with various maturities to 2007                328                  328,203
     6.50%, with various maturities to 2017                847                  855,315
     6.75%, with various maturities to 2007                611                  614,518
     7.00%, with various maturities to 2018              2,369                2,410,490
     7.25%, with various maturities to 2017              1,339                1,370,966
     7.50%, with various maturities to 2020              9,913               10,211,063
     7.75%, with various maturities to 2008                932                  961,500
     8.00%, with various maturities to 2017             27,600               28,764,112
     8.25%, with various maturities to 2020             11,514               12,009,060
     8.50%, with various maturities to 2020             20,959               22,024,101
     8.75%, with various maturities to 2017              1,058                1,116,363
     9.00%, with various maturities to 2020             11,246               11,965,331
     9.25%, with various maturities to 2016              3,377                3,622,289
     9.50%, with maturity at 2009                          219                  236,874
     9.75%, with maturity at 2019                          324                  354,703
     11.00%, with various maturities to 2019             2,015                2,269,172
     11.50%, with various maturities to 2016             4,591                5,238,109
     11.75%, with various maturities to 2015             1,551                1,774,430
     12.00%, with various maturities to 2020            10,033               11,545,943
     12.25%, with various maturities to 2015             2,422                2,817,001
     12.50%, with various maturities to 2027            12,216               14,250,760
     12.75%, with various maturities to 2014             1,199                1,399,618
     13.00%, with various maturities to 2019            10,209               12,156,350
     13.25%, with various maturities to 2015             1,683                1,998,611
     13.50%, with various maturities to 2015             3,445                4,141,618
     13.75%, with various maturities to 2014               127                  151,559
     14.00%, with various maturities to 2014               503                  601,470
     14.25%, with various maturities to 2014               156                  188,551
     14.50%, with various maturities to 2014               212                  255,733
     14.75%, with various maturities to 2012             2,975                3,646,608
     15.00%, with various maturities to 2013             2,478                3,055,350
     15.50%, with various maturities to 2012               740                  911,363
     15.75%, with maturity at 2011                          21                   26,314
     16.00%, with various maturities to 2012               251                  311,465
------------------------------------------------------------------------------------------
                                                                           $165,650,522
------------------------------------------------------------------------------------------

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
     6.50%, with various maturities to 2002          $     343             $    343,713
     7.25%, with various maturities to 2022              3,508                3,659,912
     7.50%, with maturity at 2017                          852                  901,149
     8.00%, with various maturities to 2017             15,049               15,776,299
     8.25%, with various maturities to 2008                405                  425,212
     8.50%, with various maturities to 2018              2,432                2,576,372
     9.00%, with maturity at 2011                          352                  378,738
     11.50%, with maturity at 2013                         187                  213,204
     12.00%, with various maturities to 2015             2,675                3,097,068
     12.50%, with various maturities to 2019            11,961               13,997,507
     13.00%, with various maturities to 2014               919                1,087,909
     13.50%, with various maturities to 2013               184                  218,641
     14.00%, with various maturities to 2015                86                  104,749
     14.50%, with various maturities to 2014               325                  400,611
     15.00%, with various maturities to 2013               476                  592,627
     16.00%, with various maturities to 2012               248                  314,236
------------------------------------------------------------------------------------------
                                                                           $ 44,087,947
------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
     Federal Home Loan Mortgage Corp.
         Series B Class 3, 12.5%, due 2013
         Collateral 100% FHLMC PC                    $     135             $    144,060
     Salomon Brothers Mortgage Securities II,
         Inc. 11.5%, due 2015                            1,045                1,110,040
------------------------------------------------------------------------------------------
                                                                           $  1,254,100
------------------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
     (identified cost, $398,946,345)                                       $403,080,845
------------------------------------------------------------------------------------------

U.S. Treasury Obligations -- 19.0%

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23 +                $   6,000             $  7,093,127
U.S. Treasury Bond, 12.00%, 8/15/13 ++                  50,000               74,132,799
------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations
     (identified cost, $67,368,569)                                        $ 81,225,926
------------------------------------------------------------------------------------------
Total Investments -- 113.6%
     (identified cost $466,314,914)                                        $484,306,771
------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.6)%                                  $(58,135,289)
------------------------------------------------------------------------------------------
Net Assets -- 100%                                                         $426,171,482
------------------------------------------------------------------------------------------

+ Security (or a portion thereof) has been pledged as collateral for futures contracts.

++ A portion of this security is on loan at June 30, 1998 (See Note 5).

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
------------------------------------------------------------------------------
Investments, at value
     (identified cost, $466,314,914)                         $   484,306,771
Cash                                                                     639
Receivable for investments sold                                    2,277,572
Interest receivable                                                6,019,592
Deferred organization expenses                                         1,251
------------------------------------------------------------------------------
Total assets                                                 $   492,605,825
------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                            $       803,757
Demand note payable                                                3,312,000
Payable for daily variation margin on open
     financial futures contracts                                     132,197
Collateral for securities loaned                                  62,118,000
Payable to affiliate for Trustees' fees                               10,794
Other accrued expenses                                                57,595
------------------------------------------------------------------------------
Total liabilities                                            $    66,434,343
------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $   426,171,482
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $   408,505,343
Net unrealized appreciation (computed on the basis of             17,666,139
     identified cost)
------------------------------------------------------------------------------
Total                                                        $   426,171,482



Statement of Operations

For the Six Months
Ended June 30, 1998
Investment Income
-----------------------------------------------------------------------------
Interest                                                     $    19,875,484
------------------------------------------------------------------------------
Total investment income                                      $    19,875,484
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Investment adviser fee                                       $     1,678,746
Trustees fees and expenses                                            17,201
Interest                                                             210,387
Custodian fee                                                        113,064
Legal and accounting services                                         15,228
Amortization of organization expenses                                  1,890
Miscellaneous                                                          8,420
------------------------------------------------------------------------------
Total expenses                                               $     2,044,936
------------------------------------------------------------------------------

Net investment income                                        $    17,830,548
------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
Net realized gain (loss) --
     Investment transactions (identified cost basis)         $    (3,338,016)
     Financial futures contracts                                  (1,826,886)
------------------------------------------------------------------------------
Net realized loss                                            $    (5,164,902)

Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                     $    (2,875,102)
     Financial futures contracts                                      41,669
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $    (2,833,433)
------------------------------------------------------------------------------

Net realized and unrealized loss                             $    (7,998,335)
------------------------------------------------------------------------------

Net increase in net assets from operations                   $     9,832,213
------------------------------------------------------------------------------

                        See note to financial statements

Government Obligations Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                      Six Months Ended
Increase (Decrease)                   June 30, 1998          Year Ended
in Net Assets                         (Unaudited)            December 31, 1997
--------------------------------------------------------------------------------

From operations --
     Net investment income             $    17,830,548         $     35,025,042
     Net realized loss                      (5,164,902)              (6,844,606)
     Net change in unrealized
         appreciation (depreciation)        (2,833,433)               4,415,017
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                   $     9,832,213         $     32,595,453
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                     $   104,875,594         $    163,961,740
     Withdrawals                          (121,643,319)            (218,972,747)
--------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions              $   (16,767,725)        $    (55,011,007)
--------------------------------------------------------------------------------

Net decrease in net assets             $    (6,935,512)        $    (22,415,554)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                 $   433,106,994         $    455,522,548
--------------------------------------------------------------------------------
At end of period                       $   426,171,482         $    433,106,994
--------------------------------------------------------------------------------

                       See notes to financial statements

Government Obligations Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                     Six Months Ended                   Year Ended December 31,
                                                     June 30, 1998     ------------------------------------------------------------
                                                     (Unaudited)        1997         1996         1995        1994        1993*
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.92%+        0.83%        0.82%        0.82%       0.80%       0.86%+
Net investment income                                       8.03%+        7.95%        7.88%        7.82%       8.03%       8.46%+
Portfolio Turnover                                            21%           20%          11%          19%         35%         42%
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's omitted)               $426,171      $433,107     $455,523     $521,789    $515,670    $537,297
-----------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, October 28, 1993, to December 31, 1993.

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
 -------------------------------------------------------------------------------
  Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
  (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or

Government Obligations Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

  If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  J Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

  K Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  L Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
 -------------------------------------------------------------------------------
  Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $102,388,990, $48,884,320 and $56,040,537, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
 -------------------------------------------------------------------------------
  The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the six months ended June 30, 1998, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,678,746. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

Government Obligations Portfolio as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4 Line of Credit
 -------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1998 was $6,828,343 and the average interest rate was 6.2%. The maximum borrowing outstanding at any time during the six months ended June 30, 1998 was $33,665,000.

5 Securities Lending Agreement
 -------------------------------------------------------------------------------
  The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received. At June 30, 1998, the value of the securities loaned and the value of the collateral amounted to approximately $59,000,000 and $62,000,000, respectively.

6 Federal Income Tax Basis of Investments
 -------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                                   $481,618,804
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  5,973,336

  Gross unrealized depreciation                                      (3,285,369)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $  2,687,967
  ------------------------------------------------------------------------------

7 Financial Instruments
 -------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at June 30, 1998 is as follows:


   Futures Contracts
  ------------------------------------------------------------------------------

   Expiration                                                  Net Unrealized
   Date         Contracts                    Position          Depreciation
  ------------------------------------------------------------------------------
   9/98         300 US Treasury Five Year
                Note Futures                 Short               $   (325,718)
  ------------------------------------------------------------------------------

  At June 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

Eaton Vance Government Obligations Fund  as of June 30, 1998

INVESTMENT MANAGEMENT



Eaton Vance Government Obligations Fund

                    Officers

                    M. Dozier Gardner
                    President and Trustee

                    James B. Hawkes
                    Vice President and Trustee

                    William H. Ahern, Jr.
                    Vice President

                    Thomas J. Fetter
                    Vice President

                    Michael B. Terry
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary



                    Independent Trustees

                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    Chairman and Chief Executive Officer, United Asset Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant



Government Obligations Portfolio


                    Officers

                    M. Dozier Gardner
                    President and Trustee

                    James B. Hawkes
                    Vice President and Trustee

                    Susan Schiff
                    Vice President and
                    Portfolio Manager

                    Mark S. Venezia
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary



                    Independent Trustees

                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    Chairman and Chief Executive Officer, United Asset Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant

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

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


Investment Adviser of
Government Obligations Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance
Government Obligations Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Government
Obligations Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      GOSRC-8/98